Pension Plans And Postretirement Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Pension plan settlement charge		$ 12,728,000
Current expected inflation rate	2.50%
Short duration risk-free real rate of return, minimum	1.50%
Short duration risk-free real rate of return, maximum	1.70%
Inflation risk premium rate	0.20%
Default risk premium rate	0.75%
Expected long-term rate of return assumption	4.25%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, contributions by employer	43,823,000	32,511,000
Charge to accumulated other comprehensive income (loss)	104,424,000	68,094,000
Accrued pension cost	63,073,000	62,765,000
Employer contributions expected next year	3,000,000
Expected long-term rate of return assumption	4.25%	6.00%
Estimated net loss expected to be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for next year	5,928,000
Frozen Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, contributions by employer		9,636,000
Pension plan settlement charge		12,728,000
Defined Contribution Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 2,724,000	$ 2,148,000	$ 2,288,000
Investment Grade Portfolio [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum duration in years, bonds	5
Fixed Income Portfolio [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum duration in years, bonds	2
Investments Restrictions And Limitations [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of a single security	5.00%
Maturity limit in any one security, years	30
Percentage of maximum market value of the portfolio in collateralized mortgage obligations	10.00%